CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Online games-royalties and license fees related party revenue	₩ 12,867	₩ 11,010	₩ 13,093
Mobile games and applications related party revenue	12,041	15,078	15,055
Character merchandising, animation and other revenue, related party revenue	3,423	3,051	3,779
Cost of revenue	29,995	30,282	34,188
Selling, general and administrative expenses	16,000	11,481	12,682
Research and development	1,973	5,277	4,847
Related Party
Online games-royalties and license fees related party revenue	8,470	6,705	8,034
Mobile games and applications related party revenue	2,080	2,639	3,214
Character merchandising, animation and other revenue, related party revenue	116	111	193
Cost of revenue	29	61	315
Selling, general and administrative expenses	₩ 10	8	7
Research and development		₩ 158	₩ 277